UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

September 30, 2004

1.807724.100

EXCX-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
Dana Corp.	22,174	$ 392,258
Delphi Corp.	12,880	119,655
		511,913
Automobiles - 0.3%
General Motors Corp.	15,890	675,007
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	206,970	5,801,369
Household Durables - 0.4%
The Stanley Works	23,948	1,018,508
Media - 9.8%
Cox Communications, Inc. Class A (a)	24,681	817,682
Gannett Co., Inc.	61,737	5,171,091
Knight-Ridder, Inc.	8,396	549,518
McGraw-Hill Companies, Inc.	77,479	6,174,302
News Corp. Ltd. sponsored ADR	1,806	56,582
The DIRECTV Group, Inc. (a)	16,147	284,026
Tribune Co.	102,035	4,198,740
Viacom, Inc. Class B (non-vtg.)	28,041	941,056
Walt Disney Co.	164,487	3,709,182
		21,902,179
Multiline Retail - 0.7%
Neiman Marcus Group, Inc. Class B	11,452	609,819
The May Department Stores Co.	33,955	870,267
		1,480,086
Specialty Retail - 0.1%
Payless ShoeSource, Inc. (a)	26,320	266,622
Textiles Apparel & Luxury Goods - 4.0%
Coach, Inc. (a)	210,881	8,945,572
TOTAL CONSUMER DISCRETIONARY		40,601,256
CONSUMER STAPLES - 12.6%
Beverages - 3.4%
Anheuser-Busch Companies, Inc.	92,986	4,644,651
The Coca-Cola Co.	72,998	2,923,570
		7,568,221
Food & Staples Retailing - 0.3%
SUPERVALU, Inc.	26,367	726,411
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
General Mills, Inc.	4,999	$ 224,455
Sara Lee Corp.	71,377	1,631,678
		1,856,133
Household Products - 4.2%
Colgate-Palmolive Co.	65,295	2,950,028
Procter & Gamble Co.	117,858	6,378,475
		9,328,503
Personal Products - 2.3%
Gillette Co.	124,221	5,184,985
Tobacco - 1.5%
Altria Group, Inc.	72,270	3,399,581
TOTAL CONSUMER STAPLES		28,063,834
ENERGY - 9.6%
Energy Equipment & Services - 1.7%
Schlumberger Ltd. (NY Shares)	50,548	3,402,386
Transocean, Inc. (a)	9,870	353,149
		3,755,535
Oil & Gas - 7.9%
Anadarko Petroleum Corp.	5,725	379,911
ChevronTexaco Corp.	87,280	4,681,699
Exxon Mobil Corp.	210,102	10,154,230
Kerr-McGee Corp.	12,470	713,908
Royal Dutch Petroleum Co. (NY Shares)	35,510	1,832,316
		17,762,064
TOTAL ENERGY		21,517,599
FINANCIALS - 13.8%
Capital Markets - 1.5%
Lehman Brothers Holdings, Inc.	33,799	2,694,456
Waddell & Reed Financial, Inc. Class A	35,246	775,412
		3,469,868
Consumer Finance - 4.9%
American Express Co.	214,203	11,022,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.1%
Citigroup, Inc.	115,305	$ 5,087,257
J.P. Morgan Chase & Co.	44,181	1,755,311
		6,842,568
Insurance - 4.3%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,469,255
St. Paul Travelers Companies, Inc.	7,061	233,437
Torchmark Corp.	73,192	3,892,351
		9,595,043
TOTAL FINANCIALS		30,930,365
HEALTH CARE - 17.3%
Health Care Equipment & Supplies - 5.0%
Becton, Dickinson & Co.	84,290	4,357,793
Guidant Corp.	84,898	5,606,664
Zimmer Holdings, Inc. (a)	16,106	1,273,018
		11,237,475
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. (a)	5,762	178,046
Pharmaceuticals - 12.2%
Bristol-Myers Squibb Co.	155,144	3,672,258
Eli Lilly & Co.	30,231	1,815,372
Johnson & Johnson	145,669	8,205,535
Merck & Co., Inc.	62,323	2,056,659
Pfizer, Inc.	172,694	5,284,436
Schering-Plough Corp.	132,858	2,532,273
Wyeth	102,174	3,821,308
		27,387,841
TOTAL HEALTH CARE		38,803,362
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.6%
Raytheon Co.	35,600	1,352,088
United Technologies Corp.	48,164	4,497,554
		5,849,642
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	33,125	905,638
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 8.5%
3M Co.	55,460	$ 4,435,136
General Electric Co.	438,163	14,713,511
		19,148,647
Machinery - 3.5%
Parker Hannifin Corp.	107,426	6,323,094
SPX Corp.	40,291	1,426,301
		7,749,395
Road & Rail - 0.5%
Union Pacific Corp.	17,560	1,029,016
TOTAL INDUSTRIALS		34,682,338
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.6%
Motorola, Inc.	194,748	3,513,254
Computers & Peripherals - 4.1%
Hewlett-Packard Co.	342,175	6,415,781
International Business Machines Corp.	33,898	2,906,415
		9,322,196
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	71,373	1,539,516
Semiconductors & Semiconductor Equipment - 0.2%
Cabot Microelectronics Corp. (a)	11,977	434,166
Software - 1.1%
Microsoft Corp.	90,290	2,496,519
TOTAL INFORMATION TECHNOLOGY		17,305,651
MATERIALS - 2.7%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	84,853	4,614,306
Cabot Corp.	37,691	1,453,742
		6,068,048
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
ALLTEL Corp.	1,756	$ 96,422
Sprint Corp.	118,210	2,379,567
		2,475,989
TOTAL COMMON STOCKS (Cost $24,210,828)		220,448,442
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $3,307,000)	$ 3,307,158	3,307,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $27,517,828)		223,755,442
NET OTHER ASSETS - 0.1%		211,901
NET ASSETS - 100%		$ 223,967,343
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $27,517,826. Net unrealized appreciation aggregated $196,237,616, of which $198,853,358 related to appreciated investment securities and $2,615,742 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004